Intangible assets, net (Details) - Mar. 31, 2014 - USD ($)	Total
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 2,618,027
Accumulated amortization	1,266,657
Impairment loss	1,351,370
Net carrying value	0
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	12,383
Accumulated amortization	12,383
Impairment loss	0
Net carrying value	0
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	2,605,644
Accumulated amortization	1,254,274
Impairment loss	1,351,370
Net carrying value	$ 0